Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of December 31, 2017 and 2016 are as follows:

	Balance as of December 31,
Item	2017	2016
Trade accounts payables	107,662	121,527
Down payments from clients	6,466	6,153
Suppliers of concessional assets current	236	380
Liberty (see Note 16)	-	21,461
Other accounts payable	40,780	10,984
Total	155,144	160,505